Right-of-use assets and lease liabilities - Operating Leases Current and Non-Current (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Current	€ 46.7	€ 47.6
Non-current	181.2	151.5
Lease liabilities	€ 227.9	€ 199.1